ASSETS CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2019
Assets And Liabilities Classified As Held For Sale [Abstract]
Schedule of assets classified as held for sale

	2018		2019
	Thousand US$		Thousand US$
	Japan Note(a)	Chile Note(b)	(c)
IPP solar parks held for sale	45,046	2,121	—
Cash and cash equivalents	—	128	7
Trade and other receivable	—	1,092	1,262
Property, plant and equipment	—	—	75
Other assets	—	—	129
	45,046	3,341	1,473
Liabilities associated with assets held for sale	—	336	1,674

(a)

On March 8, 2019, the Company entered 12 asset purchase agreements with a third party to sell 12 IPP solar parks in Japan with a price of JPY9.4 billion (US$85.7 million). The Company reclassifies the relative assets into held for sale as of December 31, 2018. The transaction has been closed during the first half year of 2019.

(b)

On January 17, 2019, the Company entered a share purchase agreement with a third party to sell a subsidiary in Chile with a price of US$2.7 million. The Company reclassifies the relative assets and liabilities into held for sale as of December 31, 2018. The transaction has been closed with a loss of US$1.5 million (Note 35).

(c)

On September 27, 2019, the Company entered a share purchase agreement with a third party to sell a subsidiary in Greece with a price of US$1.0. The Company reclassifies the relative assets and liabilities into held for sale. The transaction has been closed on January 29, 2020.